Investments in Affiliates	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investments in Affiliates

(7) Investments in Affiliates

As of December 31, 2020 and 2021, the Group’s investments accounted for under the equity method were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
CNFinance	347,769	329,158
Others.	9,892	6,650
Total	357,661	335,808

Investment in CNFinance Holdings Limited (“CNFinance”)

The Group invested 18.5% equity interest of CNFinance after CNFinance’s listing in New York Stock Exchange “NYSE” (symbol: CNF) on November 7, 2018. CNFinance is a leading home equity loan service provider incorporated in the Cayman Islands and based in Guangzhou, PRC. Investment in CNFinance is accounted for using the equity method as the Group has significant influence by the right to nominate one board member out of seven.

For the year ended December 31, 2021, due to the continued decline in the share price of CNFinance and tightened regulations on home equity loan service industry, the Group recognized an other-than-temporary impairment of RMB29,316 (for the year ended December 31, 2020: RMB22,958) to reduce the carrying value of the investment to RMB329,158 to reflect the market value of the shares held by the Group.

The summarized financial information of equity method investees is illustrated as below:

	As of December 31,
	2020	2021
	RMB	RMB
Statements of Balance Sheet
Total assets	12,666,811	14,883,038
Total liabilities	8,571,667	10,783,449

	Year Ended December 31,
	2019	2020	2021
Results of Operation	RMB	RMB	RMB
Income from operations	689,259	115,656	1,462
Net profit (loss)	520,539	89,820	(7,089)